Loans Granted (Details Narrative) - 12 months ended Dec. 31, 2023 - Loan Agreement [Member]	USD ($)	ILS (₪)
Amir Adibi [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Borrowed amount		₪ 45,000
Interest rate	9.00%
Anna [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Borrowed amount	$ 500,000	1,813,500
Interest rate	6.00%
Maturity date	Dec. 31, 2024
Due from comapny		400,000
Integrity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Borrowed amount	$ 500,000	1,813,500
Interest rate	6.00%
Due from comapny		₪ 150,000